Share based compensation - Share Options Activity (Details) - $ / shares		1 Months Ended	12 Months Ended
	Nov. 17, 2023	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number
Outstanding at beginning balance (in shares)			9,445,006	5,670,000	885,000
Granted during the year (in shares)			(2,100,000)	(4,000,000)	(5,150,000)
Exercised during the year (in shares)			(410,302)	0	0
Forfeited during the year (in shares)			(217,506)	(11,250)	(105,500)
Expired during the year (in shares)			(227,500)	(213,744)	(259,500)
Outstanding at ending balance (in shares)			10,689,698	9,445,006	5,670,000
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)			$ 1.19	$ 0.64	$ 1.91
Granted during the year (in dollars per share)			2.63	2.00	0.51
Exercised during the year (in dollars per share)			0.47	0	0
Forfeited during the year (in dollars per share)			0.88	2.68	1.24
Expired during the year (in dollars per share)			2.29	1.78	3.19
Outstanding at ending balance (in dollars per share)			1.48	1.19	0.64
Weighted Avg. Exercise Price (in $)
Exercised during the year (in dollars per share)			$ 0.47	$ 0	$ 0
Share options
Number
Outstanding at beginning balance (in shares)			9,445,006	5,670,000	885,000
Granted during the year (in shares)			(2,100,000)	(4,000,000)	(5,150,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 2.00	$ 0	$ 0
Exercised during the year (in shares)			(410,302)	0	0
Forfeited during the year (in shares)			(217,506)	(11,250)	(105,500)
Expired during the year (in shares)			(227,500)	(213,744)	(259,500)
Outstanding at ending balance (in shares)			10,689,698	9,445,006	5,670,000
Exercisable (in shares)			1,313,036	271,250	411,244
Weighted Avg. Exercise Price (in $)
Outstanding at beginning balance (in dollars per share)			$ 4.48	$ 5.66	$ 41.86
Granted during the year (in dollars per share)	$ 6.65	$ 2.00	6.65	4.75	2.00
Forfeited during the year (in dollars per share)			3.77	48.70	46.42
Expired during the year (in dollars per share)			46.92	38.47	40.64
Outstanding at ending balance (in dollars per share)			4.11	4.48	5.66
Exercisable (in dollars per share)			$ 3.51	$ 45.00	$ 41.75